HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-151805           HV-6776 – Premier InnovationsSM

Supplement dated June 23, 2017 to your Prospectus

FUND NAME CHANGE

BLACKROCK LARGE CAP CORE FUND - INVESTOR A

Effective June 12, 2017, BlackRock Large Cap Core Fund was renamed BlackRock Advantage Large Cap Core Fund.

As a result of the above change, all references to the BlackRock Large Cap Core Fund in your Prospectus is deleted and replaced with the BlackRock Advantage Large Cap Core Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.